Basis of preparation - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]	Dec. 31, 2025
Basis of preparation
Operating losses	€ 37,174	€ 73,893
Net losses	65,584	€ 86,784
Net liabilities	352,404		€ 281,671
Net current liabilities	478,990
Accumulated losses	€ 1,035,027		€ 975,680

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).